Property and equipment: (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes					$ 412
Discontinued Operation, Gain (Loss) On Disposal Of Discontinued Operation, Net Of Tax	$ 0	$ (3,610)	$ 0	$ (3,610)	(3,618)	$ 395	$ (3,084)
Tobacco [Member]
Property, Plant and Equipment [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent					60
Dietary Supplements [Member]
Property, Plant and Equipment [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent					40
Dissolvable Tobacco [Member]
Property, Plant and Equipment [Line Items]
Discontinued Operation, Gain (Loss) On Disposal Of Discontinued Operation, Net Of Tax					$ (9)	$ 395	$ (3,084)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes					$ 690